SHAREHOLDERS’ EQUITY	6 Months Ended
Mar. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated under the laws of the Cayman Islands on September 13, 2021. The original authorized share capital of the Company was $50,000 divided into 500,000,000 shares, comprised of (i) 450,000,000 ordinary shares, par value $0.0001 per share, and (ii) 50,000,000 preferred shares, par value $0.0001 per share. The 50,000,000 preferred shares have not been issued. The Company issued 450,000,000 ordinary shares with par value of $0.0001 per share to its shareholders prior to the reverse split as described below.

On June 8, 2022, the Company’s shareholders approved (i) an increase in the Company’s authorized share capital from $50,000 to $999,000, divided into 888,000,000 shares, comprised of 883,000,000 ordinary shares, par value $0.001125 per share, and 5,000,000 preferred shares, par value $0.001125 per share, (ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.

As a result of such corporate actions, (i) the number of the Company’s authorized preferred shares has been reduced from the original 50,000,000 shares to 5,000,000 shares at par value of $0.001125 per share, none of which preferred shares have been issued and outstanding and (ii) the number of authorized ordinary shares has been increased from 450,000,000 shares to 883,000,000 shares, and the number of issued and outstanding ordinary shares has been reduced from the original 450,000,000 shares to 40,000,000 shares at par value of $0.001125 per share. Unless otherwise indicated, all references to preferred shares, ordinary shares, options to purchase ordinary shares, share data, per share data, and related information have been retroactively adjusted, where applicable, to reflect the above-mentioned reverse split and share capital change as if it had occurred at the beginning of the earlier period presented (see Note 1).

Initial Public Offering

On August 23, 2022, the Company’s ordinary shares commenced trading on the Nasdaq Capital Market under the symbol “STBX.” On August 25, 2022, the Company closed its initial public offering (“IPO”) of 5,375,000 ordinary shares at a public offering price of $4.00 per ordinary share. The Company raised approximately $21.5 million in gross proceeds from its IPO and underwriters’ partial exercise of the over-allotment option, before deducting underwriting discounts and other related expenses. The Company received net proceeds of approximately $18.8 million after the deduction of approximately $2.7 million of offering cost.

Underwriter Representative Warrants

In connection with the Company’s IPO, the Company also agreed to issue warrants to the underwriter, to purchase 376,250 ordinary shares of the Company (equal to 7% of the total number of Ordinary Shares sold in the IPO, including any shares issued upon exercise of the underwriters’ over-allotment option) (the “Representative Warrants”). These warrants have a term of five years, with an exercise price of $5.60 per share (equal to 140% of the Company’s IPO offering price of $4.00 per share). The Representative Warrants may be exercised on a cashless basis. The Representative’s Warrants are exercisable after the date of the Company completes its IPO share issuance, and will be exercisable until such warrants expire five years after the date of commencement of sales of the public offering. The Representative’s Warrants and the Ordinary Shares underlying the warrants were subject to a 180-day lock-up pursuant to FINRA Rule 5110(e)(1). The underwriter representative and its affiliates or employees (or permitted assignees under FINRA Rule 5110(e)(1)) may not sell, transfer, assign, pledge, or hypothecate the Representative’s Warrants or the ordinary shares underlying the Representative’s Warrants, nor will they engage in any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the Representative’s Warrants or the underlying shares during the 180-day lock-up period. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. As of March 31, 2024 and September 30, 2023, the Representative’s Warrants were not exercised. The weighted average remaining life of the Representative’s Warrants was 3.4 years as of March 31, 2024.

Private Placement

On October 26, 2022, the Company entered into certain subscription agreements (the “Subscription Agreements”) with four investors (the “Subscribers”). Pursuant to the Subscription Agreements and in reliance on Rule 902 of Regulation S (“Regulation S”) promulgated under the Securities Act of 1933, as amended, the Company agreed to sell and the Subscribers agreed to purchase an aggregate of 9,000,000 ordinary shares of the Company at a price of $1.40 per share (the “Private Placement”). On November 3, 2022, the Company closed the Private Placement and issued and sold an aggregate of 9,000,000 ordinary shares to the Subscribers at a price of $1.40 per share for the gross proceeds of $12.60 million; the Company received net proceeds of $11.77 million after deducting the placement agent’s fees and other related offering expenses. The management of the Company has sole and absolute discretion concerning the use of the proceeds from the Private Placement.

Acquisition of One Eighty Ltd

On July 10, 2023, the Company issued the first tranche of consideration shares, an aggregate of 8,755,000 ordinary shares, to the then shareholders of One Eighty Ltd in connection with the acquisition of 51% of the issued share capital in One Eighty Ltd.

On September 1, 2023, the Company issued the second tranche of consideration shares, an aggregate of 8,755,000 ordinary shares, to the then shareholders of One Eighty Ltd in connection with the acquisition of 51% of the issued share capital in One Eighty Ltd.

At-the-market offering

In October 2023, the Company sold a total of 119,984 ordinary shares of the Company through at-the-market offerings for net proceeds of $119,388 after deducting the commission; however, the Company incurred $296,809 offering costs.

Shares issued for R&D expenses

The Company issued 12,000,000 ordinary shares on November 13, 2023, at the share price of $0.315 per share for a total fair value of $3,780,000, for purchasing the 100% ownership of ProSeeds.

The Company issued 8,000,000 ordinary shares on February 19, 2024, at the share price of $0.341 per share for a total fair value of $2,728,000, for purchasing the 100% ownership of Trade Router.

The Company issued 18,000,000 ordinary shares on March 22, 2024, at the share price of $0.287 per share for a total fair value of $5,166,00, for purchasing the 100% ownership of Carnegie Hill.

ProSeeds, Trade Router, and Carnegie Hill have no operations but own a series of advanced multi-level marketing software, AIGC system, and Advanced Intelligent system. ProSeeds, Trade Router, and Carnegie Hill are not considered a business under ASC 805-10, because they do not have any process or system to create the output from the software systems they own. Accordingly, the Company accounts for the transactions as asset acquisitions in accordance with ASC 805-50. The Company will integrate these intangible assets into a comprehensive and advanced AI system along with other modules and software the Company is going to acquire or develop. Therefore, the Company expensed these intangible assets they acquired as R&D expenses as the feasibility stage of the comprehensive and advanced AI system has not been reached.